PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Schedule of carrying value of property, plant and equipment

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
31 December 2017
Cost
Balance at beginning of the year		67,689.8	59,904.4	5,714.4	2,071.0
Additions[1]		6,140.6	5,979.1	95.3	66.2
Change in estimates of rehabilitation assets	25	(187.8)	-	(187.8)	-
Disposals		(142.3)	(134.1)	(7.9)	(0.3)
Assets acquired on acquisition of subsidiaries	13.1	29,948.6	11,513.6	17,115.2	1,319.8
Foreign currency translation		(1,728.2)	(733.8)	(921.3)	(73.1)
Balance at end of the year		101,720.7	76,529.2	21,807.9	3,383.6
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		40,449.1	38,341.9	2,107.2	-
Amortisation and depreciation[1]	4	5,741.6	5,067.6	674.0	-
Impairment	8	4,303.4	1,504.6	1,300.3	1,498.5
Disposals		(111.7)	(534.2)	422.5	-
Foreign currency translation		(106.3)	(71.0)	(33.0)	(2.3)
Balance at end of the year		50,276.1	44,308.9	4,471.0	1,496.2
Carrying value at end of the year		51,444.6	32,220.3	17,336.9	1,887.4

[1] During the year, amortisation and depreciation on assets used in the development of the Burnstone project was capitalised. As a result, additions includes non-cash additions (or amortisation and depreciation capitalised) of R41.8 million.

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
31 December 2016
Cost
Balance at beginning of the year		57,431.7	51,919.9	3,591.5	1,920.3
Additions		4,151.1	4,065.7	3.7	81.7
Change in estimates of rehabilitation assets	25	472.5	-	472.5	-
Disposals		(67.8)	(65.9)	(1.9)	-
Assets acquired on acquisition of subsidiaries	13.2, 13.3	5,702.3	3,984.7	1,648.6	69.0
Balance at end of the year		67,689.8	59,904.4	5,714.4	2,071.0
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		35,299.3	33,978.1	1,321.2	-
Amortisation and depreciation	4	4,041.9	3,656.7	385.2	-
Impairment	8	1,171.7	770.3	401.4	-
Disposals		(63.8)	(63.2)	(0.6)	-
Balance at end of the year		40,449.1	38,341.9	2,107.2	-
Carrying value at end of the year		27,240.7	21,562.5	3,607.2	2,071.0

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
31 December 2015
Cost
Balance at beginning of the year		54,404.9	48,637.6	3,882.3	1,885.0
Additions		3,344.8	3,303.5	6.0	35.3
Change in estimates of rehabilitation assets	25	(273.4)	-	(273.4)	-
Disposals		(44.6)	(21.2)	(23.4)	-
Balance at end of the year		57,431.7	51,919.9	3,591.5	1,920.3
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		31,700.9	30,650.2	1,050.7	-
Amortisation and depreciation	4	3,636.6	3,358.4	278.2	-
Disposals		(38.2)	(30.5)	(7.7)	-
Balance at end of the year		35,299.3	33,978.1	1,321.2	-
Carrying value at end of the year		22,132.4	17,941.8	2,270.3	1,920.3